Funded Status of the Plan and Amounts Recognized in Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts recognized in the consolidated balance sheets consist of:
Prepaid postretirement assets	$ 45.1	$ 19.9	$ 83.7
Other accrued liabilities	(20.7)	(22.6)
Long-term postretirement liabilities	(2,111.3)	(2,369.9)
U.S. Plans
Change in accumulated benefit obligation
Benefit obligation at beginning of year	5,665.5	5,158.8
Interest cost	224.1	248.3	220.4
Plan amendment	(2.7)	(46.3)
Actuarial gain	(285.0)	670.0
Benefits paid	(370.5)	(365.3)
Benefit obligation at end of year	5,231.4	5,665.5	5,158.8
Change in plan assets
Fair value of plan assets at beginning of year	4,069.7	4,048.0
Actual return on plan assets	(5.6)	299.9
Employer contribution	65.8	87.1
Benefits paid	(370.5)	(365.3)
Fair value of plan assets at end of year	3,759.4	4,069.7	4,048.0
Funded status at end of year	(1,472.0)	(1,595.8)
Amounts recognized in the consolidated balance sheets consist of:
Other accrued liabilities	(6.8)	(6.9)
Long-term postretirement liabilities	(1,465.2)	(1,588.9)
Total funded status	(1,472.0)	(1,595.8)
Accumulated other comprehensive loss, net of tax
Net loss	2,816.2	2,973.5
Prior service (credit) cost	(44.9)	(44.5)
Accumulated benefit obligation	5,231.4	5,665.5
International Plans
Change in accumulated benefit obligation
Benefit obligation at beginning of year	3,354.9	3,059.2
Service cost	8.7	8.4	10.4
Interest cost	94.1	117.9	106.6
Plan participants' contributions	2.5	3.1
Plan amendment	(32.3)	(1.0)
Plan curtailment		(0.3)
Actuarial gain	(79.5)	559.4
Benefits paid	(112.8)	(115.4)
Foreign currency translation adjustments	(247.8)	(276.4)
Benefit obligation at end of year	2,987.8	3,354.9	3,059.2
Change in plan assets
Fair value of plan assets at beginning of year	2,718.9	2,681.8
Actual return on plan assets	18.6	278.0
Employer contribution	82.5	96.3
Plan participants' contributions	2.5	3.1
Benefits paid	(112.8)	(115.4)
Foreign currency translation adjustments	(212.9)	(224.9)
Fair value of plan assets at end of year	2,496.8	2,718.9	2,681.8
Funded status at end of year	(491.0)	(636.0)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid postretirement assets	43.8	18.9
Other accrued liabilities	(0.2)	(0.2)
Long-term postretirement liabilities	(534.6)	(654.7)
Total funded status	(491.0)	(636.0)
Accumulated other comprehensive loss, net of tax
Net loss	1,018.6	1,076.1
Prior service (credit) cost	(35.8)	(12.8)
Accumulated benefit obligation	2,983.1	3,349.3
Other Postretirement Benefit Plans
Change in accumulated benefit obligation
Benefit obligation at beginning of year	150.0	159.7
Service cost	0.6	0.6	0.6
Interest cost	6.9	7.6	7.9
Plan participants' contributions	4.2	4.6
Actuarial gain	(8.0)	(2.4)
Federal drug subsidy	1.5	1.4
Benefits paid	(21.4)	(20.0)
Foreign currency translation adjustments	(2.3)	(1.5)
Benefit obligation at end of year	131.5	150.0	159.7
Change in plan assets
Fair value of plan assets at beginning of year	9.1	9.2
Actual return on plan assets	(0.1)
Employer contribution	15.9	15.3
Plan participants' contributions	4.2	4.6
Benefits paid	(21.4)	(20.0)
Fair value of plan assets at end of year	7.7	9.1	$ 9.2
Funded status at end of year	(123.8)	(140.9)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid postretirement assets	1.3	1.0
Other accrued liabilities	(13.7)	(15.6)
Long-term postretirement liabilities	(111.4)	(126.3)
Total funded status	(123.8)	(140.9)
Accumulated other comprehensive loss, net of tax
Net loss	21.3	32.0
Prior service (credit) cost	$ 0.1	$ 1.2